Employee Benefits - Summary of Employee Benefit Plans' Obligations, Assets and Funded Status (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	$ 117	$ 82	$ 234	$ 163
Net interest cost on net defined benefit liability	3	(3)	7	(6)
Defined benefit administrative expenses	3	2	5	5
Total	123	81	246	162
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	4	3	8	7
Net interest cost on net defined benefit liability	4	5	9	10
Total	8	8	17	17
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	3	4	5
Net interest cost on net defined benefit liability	7	8	14	16
Past service cost (credit)		2		2
Defined benefit administrative expenses	2	1	3	3
Total	$ 11	$ 14	$ 21	$ 26